Shareholder Report, Average Annual Return (Details)	12 Months Ended	19 Months Ended		60 Months Ended	120 Months Ended
	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026
C000264028
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Core Bond ETF - Net Asset Value ($12,548)
C000264029
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Large Cap Growth ETF - Net Asset Value ($41,638)
C000252454
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Short Duration High Yield ETF - Net Asset Value ($10,900)
C000252455
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia U.S. High Yield ETF - Net Asset Value ($10,942)
Without Sales Load [Member] | C000264028
Average Annual Return [Line Items]
Average Annual Return, Percent	5.11%			0.44%	2.30%
Without Sales Load [Member] | C000264029
Average Annual Return [Line Items]
Average Annual Return, Percent	14.92%			11.86%	15.33%
Without Sales Load [Member] | C000252454
Average Annual Return [Line Items]
Average Annual Return, Percent	6.56%	5.64%
Without Sales Load [Member] | C000252455
Average Annual Return [Line Items]
Average Annual Return, Percent	7.33%		5.90%
Columbia Threadneedle: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index ($11,835)
Average Annual Return, Percent	4.35%			0.31%	1.70%
Columbia Threadneedle: Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($36,964)
Average Annual Return, Percent	17.74%			11.34%	13.97%
Columbia Threadneedle: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index ($10,439)
Average Annual Return, Percent	4.35%	2.77%
Columbia Threadneedle: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index ($10,439)
Average Annual Return, Percent	4.35%		2.77%
Columbia Threadneedle: Russell 1000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index ($47,382)
Average Annual Return, Percent	18.81%			12.76%	16.83%
Columbia Threadneedle: ICE BofA 0-5 Year BB-B US High Yield Constrained Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 0-5 Year BB-B US High Yield Constrained Index ($10,931)
Average Annual Return, Percent	6.63%	5.83%
Columbia Threadneedle: Bloomberg U.S. Corporate High-Yield Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Corporate High-Yield Index ($11,002)
Average Annual Return, Percent	7.01%		6.27%